Average Annual Total Returns - AMG Managers Montag & Caldwell Growth Fund	Feb. 01, 2021
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	38.49%
5 Years	21.00%
10 Years	17.21%
CLASS N SHARES
Average Annual Return:
1 Year	31.85%
5 Years	15.58%
10 Years	13.23%
CLASS N SHARES | After Taxes on Distributions
Average Annual Return:
1 Year	27.23%
5 Years	12.09%
10 Years	9.93%
CLASS N SHARES | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	22.02%
5 Years	11.62%
10 Years	9.97%
CLASS I SHARES
Average Annual Return:
1 Year	32.10%
5 Years	15.80%
10 Years	13.48%